Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Liabilities Measured on Recurring Basis

For the period ended September 30, 2019 and the year ended December 31, 2018, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Nine Months Ended	Year Ended
	September 30,	December 31,
	2019	2018
Expected term	0.29 - 5.00 years	0.54 - 5.00 years
Expected average volatility	160%- 223%	164%- 355%
Expected dividend yield	-	-
Risk-free interest rate	1.55% - 2.50%	2.51% - 2.86%

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the period ended September 30, 2019:

Fair Value Measurements Using Significant Observable Inputs (Level 3)
Derivative liability as of December 31, 2018	$12,447,109
Additions of new derivatives recognized as day 1 loss	1,514,682
Settled upon conversion of debt (Derivative resolution)	(3,130,000)
Reclassification from APIC to derivative liabilities due to tainted instruments	167,544
Reclassification to APIC to derivative liabilities due to non-tainted instruments	(250,878)
Loss on change in fair value of derivative liabilities	(8,781,385)
Derivative liability as of September 30, 2019	$2,513,072